Equity - Schedule of Stock Options (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Equity
Outstanding, Number of Options | shares	0
Outstanding, Weighted Average Exercise Price | $ / shares	$ 0
Outstanding, Weighted Average Remaining Life In Years	9 years 5 months 23 days
Outstanding, Aggregate Intrinsic Value | $	$ 0
Exercisable, Number of Options | shares	629,344
Exercisable, Weighted Average Exercise Price | $ / shares	$ 12.11
Exercisable, Weighted Average Remaining Life In Years	9 years 5 months 23 days
Exercisable, Aggregate Intrinsic Value | $	$ 0
Granted, Number of Options | shares	803,646
Granted, Weighted Average Exercise Price | $ / shares	$ 12.11
Granted, Weighted Average Remaining Life In Years	10 years
Granted, Aggregate Intrinsic Value | $	$ 0
Outstanding, Number of Options | shares	803,646
Outstanding, Weighted Average Exercise Price | $ / shares	$ 12.11
Outstanding, Aggregate Intrinsic Value | $	$ 0